Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 2,260	$ 2,310
Intangible Assets, Gross (Excluding Goodwill)	19,196	18,276
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	16,936	15,966
Finite-Lived Intangible Assets, Accumulated Amortization	(3,675)	(3,087)
Service Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,234	2,127
Finite-Lived Intangible Assets, Accumulated Amortization	(1,295)	(1,202)
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	380	412
Finite-Lived Intangible Assets, Accumulated Amortization	(181)	(167)
Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,273	1,526
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,049	11,901
Finite-Lived Intangible Assets, Accumulated Amortization	$ (2,199)	$ (1,718)